Risks Arising from Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Net carrying amount	$ 5,944	$ 4,714
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	4,866	3,792
Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	1,077	923
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	6,433	5,152
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	5,288	4,168
Gross carrying amount [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	1,144	984
Impairment losses [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	(489)	(438)
Impairment losses [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	(422)	(377)
Impairment losses [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Net carrying amount	$ (67)	$ (61)